FINANCIAL INVESTORS TRUST

Grandeur Peak Emerging Markets Opportunities Fund (the “Fund”)

SUPPLEMENT DATED DECEMBER 16, 2013 TO THE FUND’S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2013, AS SUPPLEMENTED FROM TIME TO TIME

As of the date of this Supplement, shares of the Grandeur Peak Emerging Markets Opportunities Fund are now being offered for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.  THIS SUPPLEMENT SUPERSEDES THE SUPPLEMENT DATED JUNE 19, 2013.